Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000248488
Shareholder Report [Line Items]
Fund Name	Cullen Enhanced Equity Income ETF
Class Name	Cullen Enhanced Equity Income ETF
Trading Symbol	DIVP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cullen Enhanced Equity Income ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cullenfunds.com/US/P/ETF/DIVP/#. You can also request this information by contacting us at 877.485.8586.
Additional Information Phone Number	877.485.8586
Additional Information Website	https://www.cullenfunds.com/US/P/ETF/DIVP/#
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cullen Enhanced Equity Income ETF	$55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Cullen Enhanced Equity Income ETF	0.85%	7.38%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	20.37%
Cboe S&P 500 BuyWrite Index (USD)Footnote Reference†	8.15%	11.37%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 34,037,295
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 102,980
InvestmentCompanyPortfolioTurnover	138.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Options	-0.1%
Consumer Discretionary	2.1%
Materials	4.4%
Real Estate	6.9%
Information Technology	7.2%
Utilities	7.3%
Communication Services	9.0%
Industrials	9.8%
Energy	10.2%
Health Care	13.3%
Consumer Staples	13.9%
Financials	14.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Medtronic PLC	4.1%
Cisco Systems	4.0%
VICI Properties, Cl A	3.9%
PPL	3.7%
Duke Energy	3.6%
Verizon Communications	3.6%
ConocoPhillips	3.6%
EOG Resources	3.6%
Merck and Company Inc	3.4%
Sysco	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877.485.8586
Updated Prospectus Web Address	https://www.cullenfunds.com/US/P/ETF/DIVP/#